                        SUPPLEMENT DATED JANUARY 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

             Individual Flexible Payment Variable Annuity Contract
                     MONY Life Insurance Company of America
                        MONY America Variable Account A

Effective January 1, 2001 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

     1. THE DESCRIPTION OF THE MANAGED PORTFOLIO ON PAGE 20 IS AMENDED TO READ AS FOLLOWS:

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PORTFOLIO AND INVESTMENT
  SUB-ADVISER                  INVESTMENT ADVISER FEE          SUB-INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
 MANAGED PORTFOLIO              Annual rate of 0.80% of the     Wellington Management
 Wellington Management          first $400 million, 0.75% of    Company's fee for the assets
 Company, LLP and Sanford C.    the next $400 million and       of the portfolio it manages
 Bernstein & Co., LLC           0.70% in excess of $800         is an annual rate of 0.40%
                                million of the average daily    up to $500 million, 0.35% of
                                net assets                      the next $500 million, 0.30%
                                                                of the next $1 billion and
                                                                0.25% in excess of $2
                                                                billion of the portfolio's
                                                                average daily net assets.
                                                                Sanford C. Bernstein & Co.'s
                                                                fee for the assets of the
                                                                portfolio it manages is an
                                                                annual rate of 0.40% up to
                                                                $10 million, 0.30% from $10
                                                                million to $50 million,
                                                                0.20% from $50 million to
                                                                $100 million, and 0.10% in
                                                                excess of $100 million of
                                                                the portfolio's average
                                                                daily net assets.
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

Form No. 14426 SL (Supp 1/01/01)                      Registration No. 333-59717

Form No. 14520 SL (Supp 1/01/01)                       Registration No. 33-20453